Comprehensive Income (Tables)	6 Months Ended
Jul. 02, 2011
Comprehensive Income Note [Abstract]
Schedule of Comprehensive Income, Net of Related Income Tax Effects
The components of comprehensive income, net of related income tax effects, for the respective periods were as follows (in millions):

	13 Weeks Ended	13 Weeks Ended	27 Weeks Ended	26 Weeks Ended
	July 2, 2011	June 26, 2010	July 2, 2011	June 26, 2010
Net income	$65.1	$57.9	$120.9	$105.0
Foreign currency translation adjustments	11.3	(22.6)	45.6	(19.7)
Deferred gain (loss) on cash flow hedges, net of tax provision (benefit) of $7.4 and $0.3 million for the second quarters of 2011 and 2010, respectively, and $8.1 million and $(0.2) million for the 2011 and 2010 year-to-date periods, respectively.	13.8	0.6	13.9	(0.4)
Pension and other post-retirement costs, net of tax provision of $0.1 million for the second quarter of 2011, and $0.8 million and $0.4 million for the year-to-date periods of 2011 and 2010, respectively.	(0.3)	—	0.3	1.3
Comprehensive income	$89.9	$35.9	$180.7	$86.2